Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions

30. Related party transactions

Transactions with directors, executive officers, and their associates

The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and their associates in their ordinary course of business. At March 31, 2011 and 2012, outstanding loans to such related parties were not considered significant. These related party loans were made on substantially the same terms, including interest rate and collateral, as those prevailing at the same time for comparable transactions with unrelated parties. At March 31, 2011 and 2012, there were no loans to these related parties that were considered impaired.

Other transactions, such as deposits, were entered into between MHFG’s subsidiaries and the MHFG Group’s directors, executive officers, and their associates during the fiscal years ended March 31, 2010, 2011 and 2012. The outstanding amounts of these transactions, which were made in the ordinary course of business with terms equivalent to those with unrelated parties, were not considered significant.

Transactions with other related parties

A number of transactions were entered into with other related parties, such as MHFG’s employees and affiliates accounted for under the equity method. These transactions included loans, deposits, and other banking services. They were not significant in amount and were conducted with substantially the same terms as those for comparable transactions with unrelated parties.